Income taxes - Schedule of Current and Deferred Portions of the Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Current and Deferred Portions of the Income Tax Expense [Abstract]
Current taxes	¥ 7,233,389	$ 1,034,095	¥ 4,547,070	¥ 5,391,493
Deferred taxes	(4,474,605)	(639,696)	(58,475)	548,448
Income tax expenses	¥ 2,758,784	$ 394,399	¥ 4,488,595	¥ 5,939,941